Segmented information (Tables)	12 Months Ended
Oct. 31, 2023
Segmented information
Summary of segmented information based on segments

	Retail	Retail	Wholesale	Wholesale	Corporate	Corporate	Total	Total
For the year ended October 31	2023	2022	2023	2022	2023	2022	2023	2022
	($)	($)	($)	($)	($)	($)	($)	($)
Total revenue	485,565	352,458	1,687	4,272	417	122	487,669	356,852
Gross profit (loss)	131,788	99,454	(882)	1,379	408	119	131,314	100,952
(Loss) income from operations	(9,559)	(47,010)	(4,678)	(1,668)	(27,188)	(23,632)	(41,425)	(72,310)

As at October 31,
Current assets	48,789	32,672	5,747	11,703	14,109	19,685	68,645	64,060
Current liabilities	22,459	29,594	1,321	2,599	34,357	27,748	58,137	59,941

Summary of segmented information based on geographical areas

	Canada	Canada	USA	USA	International	International	Total	Total
For the year ended October 31	2023	2022	2023	2022	2023	2022	2023	2022
	($)	($)	($)	($)	($)	($)	($)	($)
Total revenue	431,694	290,437	52,780	59,870	3,195	6,545	487,669	356,852
Gross profit	104,827	66,997	24,576	29,724	1,911	4,231	131,314	100,952
(Loss) income from operations	(8,659)	(28,833)	(30,137)	(46,527)	(2,629)	3,050	(41,425)	(72,310)

As at October 31,
Current assets	55,787	43,786	11,386	18,482	1,472	1,791	68,645	64,060
Non-current assets	126,579	139,854	34,006	58,765	4,171	12,064	164,756	210,683
Current liabilities	50,968	37,064	5,958	20,947	1,211	1,930	58,137	59,941
Non-current liabilities	37,308	48,861	3,814	3,908	475	—	41,598	52,769